Stock-based Compensation - Summary of Performance-based Stock Option Activity and Related Information (Details) - Performance-based Stock Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Beginning balance | shares	4,848,869
Options outstanding, Granted | shares	276,690
Options outstanding, Forfeited | shares	(1,265,992)
Options outstanding, Cancelled | shares	(23,460)
Options outstanding, Ending balance | shares	3,836,107
Weighted-average exercise price, Beginning balance | $ / shares	$ 3.64
Weighted-average exercise price, Granted | $ / shares	6.69
Weighted-average exercise price, Forfeited | $ / shares	3.57
Weighted-average exercise price, Cancelled | $ / shares	3.62
Weighted-average exercise price, Ending balance | $ / shares	$ 2.46
Weighted-average remaining contractual life (in years), Outstanding	7 years 9 months 18 days
Aggregate intrinsic values, Outstanding | $	$ 101,592